Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
UYB-NPRT3-0125
1.9868588.108
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 3.46	15,484,000	9,834,759
US Treasury Bonds 1.125% 8/15/2040	1.35 to 3.74	58,137,000	36,601,329
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	36,806
US Treasury Bonds 1.375% 11/15/2040	2.06 to 2.31	53,534,300	34,954,134
US Treasury Bonds 1.375% 8/15/2050	4.03	4,170,000	2,195,440
US Treasury Bonds 1.625% 11/15/2050	4.41 to 4.70	93,637,500	52,674,751
US Treasury Bonds 1.75% 8/15/2041	2.02 to 3.46	107,027,000	73,083,554
US Treasury Bonds 1.875% 11/15/2051	1.79 to 4.41	110,963,000	66,101,005
US Treasury Bonds 1.875% 2/15/2041	2.27	14,329,000	10,114,819
US Treasury Bonds 1.875% 2/15/2051	1.90 to 4.40	137,131,000	82,273,244
US Treasury Bonds 2% 11/15/2041	2.09 to 3.45	83,700,000	59,247,176
US Treasury Bonds 2% 2/15/2050	2.03 to 3.79	73,178,000	45,564,739
US Treasury Bonds 2% 8/15/2051	1.93 to 4.83	100,045,000	61,691,811
US Treasury Bonds 2.25% 2/15/2052	2.16 to 3.93	138,800,000	90,680,859
US Treasury Bonds 2.25% 5/15/2041	2.18 to 3.39	67,333,000	50,307,746
US Treasury Bonds 2.25% 8/15/2046	3.41	1,600,000	1,095,375
US Treasury Bonds 2.25% 8/15/2049	3.21 to 3.53	80,000	53,002
US Treasury Bonds 2.375% 2/15/2042	2.92 to 3.24	58,300,000	43,664,333
US Treasury Bonds 2.375% 5/15/2051	1.95 to 4.84	142,137,000	96,014,654
US Treasury Bonds 2.5% 2/15/2045	2.87 to 4.15	4,601,000	3,368,256
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.13	15,623,000	11,301,654
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	24,683,000	17,796,829
US Treasury Bonds 2.75% 11/15/2042	3.01 to 4.05	32,626,000	25,663,663
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	236,922
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	47,186,019
US Treasury Bonds 2.75% 8/15/2047	3.04 to 3.25	12,031,000	8,980,484
US Treasury Bonds 2.875% 11/15/2046	3.05 to 3.22	4,289,000	3,299,012
US Treasury Bonds 2.875% 5/15/2043	2.22 to 4.08	56,884,000	45,342,770
US Treasury Bonds 2.875% 5/15/2049	3.06 to 4.62	11,000	8,313
US Treasury Bonds 2.875% 5/15/2052	3.18 to 3.21	5,100,000	3,829,582
US Treasury Bonds 2.875% 8/15/2045	1.43 to 3.96	45,054,000	35,085,803
US Treasury Bonds 3% 11/15/2044	3.96 to 4.76	63,400,000	50,672,945
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	45,887,781
US Treasury Bonds 3% 2/15/2047	1.49 to 3.41	58,789,000	46,105,732
US Treasury Bonds 3% 2/15/2048	2.13 to 3.07	59,000	45,964
US Treasury Bonds 3% 2/15/2049	2.20 to 4.59	17,311,000	13,420,759
US Treasury Bonds 3% 5/15/2042	3.06 to 4.92	33,338,000	27,467,387
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	31,637,488
US Treasury Bonds 3% 5/15/2047	3.22 to 3.41	69,492,000	54,407,350
US Treasury Bonds 3% 8/15/2048	3.80 to 4.55	41,108,000	31,942,201
US Treasury Bonds 3% 8/15/2052	3.02 to 4.67	101,400,000	78,192,867
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	50,864,000	43,091,345
US Treasury Bonds 3.125% 2/15/2042	3.99	11,800,000	9,952,563
US Treasury Bonds 3.125% 2/15/2043	3.38 to 4.54	67,701,000	56,255,300
US Treasury Bonds 3.125% 5/15/2048	1.74 to 4.05	4,500	3,580
US Treasury Bonds 3.25% 5/15/2042	4.45 to 4.63	77,900,000	66,607,543
US Treasury Bonds 3.375% 11/15/2048	3.13	8,391,300	6,967,074
US Treasury Bonds 3.375% 5/15/2044	3.50 to 4.46	61,800,000	52,689,328
US Treasury Bonds 3.375% 8/15/2042	3.45 to 4.91	15,900,000	13,799,461
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	288,963
US Treasury Bonds 3.625% 2/15/2044	1.48 to 3.85	17,456,000	15,472,426
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.71	58,000,000	50,546,094
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.25	12,900,000	11,253,234
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.33	33,301,000	29,660,004
US Treasury Bonds 4% 11/15/2052	3.66 to 4.52	90,300,000	84,194,168
US Treasury Bonds 4.125% 8/15/2044	4.60	15,500,000	14,754,063
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	79,800,000	76,131,071
US Treasury Bonds 4.25% 11/15/2040	3.43 to 3.71	80,000	79,043
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.49	27,500,000	26,859,766
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,587,576
US Treasury Bonds 4.375% 11/15/2039	2.33 to 4.37	340,000	341,554
US Treasury Bonds 4.375% 2/15/2038	2.80 to 3.16	6,284,000	6,368,441
US Treasury Bonds 4.375% 5/15/2041	3.28 to 3.79	7,517,000	7,526,690
US Treasury Bonds 4.5% 11/15/2054	4.37	12,900,000	13,170,094
US Treasury Bonds 4.5% 2/15/2036 (c)	2.61 to 3.34	24,732,200	25,587,200
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	24,909,398
US Treasury Bonds 4.5% 8/15/2039	2.77 to 4.39	14,731,000	15,011,810
US Treasury Bonds 4.625% 2/15/2040	2.11 to 2.99	5,000	5,159
US Treasury Bonds 4.625% 5/15/2054	4.36 to 4.63	22,100,000	22,973,641
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.48	37,400,000	39,576,797
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,684
US Treasury Bonds 4.75% 2/15/2041	3.97 to 4.03	11,100,000	11,608,605
US Treasury Bonds 5% 5/15/2037	2.90	1,967,000	2,117,983
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	32,926,761
US Treasury Bonds 5.25% 2/15/2029	2.75 to 3.84	10,374,000	10,866,765
US Treasury Bonds 6% 2/15/2026	2.05	3,771,000	3,852,312
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	147,473,085
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	128,470,402
US Treasury Bonds 6.375% 8/15/2027	3.09 to 3.25	21,500,000	22,753,887
US Treasury Bonds 6.5% 11/15/2026	3.02	39,000	40,909
US Treasury Bonds 6.625% 2/15/2027	2.93 to 3.60	9,550,000	10,081,592
US Treasury Bonds 6.875% 8/15/2025	3.33	91,000	92,759
US Treasury Bonds Series 2026, 6.75% 8/15/2026	3.94	2,423,000	2,528,628
US Treasury Notes 0.25% 10/31/2025	4.47 to 4.78	6,921,300	6,667,213
US Treasury Notes 0.375% 1/31/2026	0.59 to 4.76	123,905,000	118,367,995
US Treasury Notes 0.375% 11/30/2025	3.49 to 4.27	20,700,000	19,899,977
US Treasury Notes 0.375% 12/31/2025	0.37 to 4.11	86,183,100	82,597,749
US Treasury Notes 0.375% 7/31/2027	0.91 to 3.51	82,414,000	74,681,249
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	55,686,871
US Treasury Notes 0.5% 10/31/2027	3.78	104,300,000	94,028,895
US Treasury Notes 0.5% 2/28/2026	1.16 to 4.21	156,611,000	149,453,389
US Treasury Notes 0.5% 4/30/2027	1.95 to 4.09	119,444,000	109,533,881
US Treasury Notes 0.5% 5/31/2027	0.55 to 3.64	38,920,000	35,582,914
US Treasury Notes 0.5% 6/30/2027	0.49 to 4.03	25,881,000	23,599,226
US Treasury Notes 0.5% 8/31/2027	1.13 to 2.86	76,109,000	69,006,485
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	25,447,827
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	13,532,973
US Treasury Notes 0.625% 3/31/2027	0.51	17,704,000	16,335,398
US Treasury Notes 0.625% 5/15/2030	0.80 to 3.52	154,627,000	128,503,494
US Treasury Notes 0.625% 7/31/2026	0.65 to 1.14	129,205,000	121,770,666
US Treasury Notes 0.625% 8/15/2030	2.92 to 4.31	182,194,900	150,118,633
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	110,351,780
US Treasury Notes 0.75% 3/31/2026	0.79 to 0.84	114,616,000	109,413,509
US Treasury Notes 0.75% 4/30/2026	0.79 to 3.73	79,288,000	75,487,751
US Treasury Notes 0.75% 8/31/2026	0.81 to 3.03	57,499,000	54,165,855
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.72	64,580,900	53,708,100
US Treasury Notes 0.875% 6/30/2026	0.87	32,001,000	30,363,449
US Treasury Notes 0.875% 9/30/2026	1.22 to 4.47	62,577,000	58,929,934
US Treasury Notes 1% 7/31/2028	1.05 to 3.92	137,409,000	122,948,849
US Treasury Notes 1.125% 10/31/2026	3.04	107,215,000	101,196,721
US Treasury Notes 1.125% 2/28/2027	0.95 to 4.57	85,938,000	80,399,028
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	27,259,822
US Treasury Notes 1.125% 8/31/2028	1.14 to 4.65	190,807,000	171,115,122
US Treasury Notes 1.25% 11/30/2026	1.24 to 3.75	76,047,000	71,805,003
US Treasury Notes 1.25% 12/31/2026	1.61 to 4.30	85,700,000	80,758,859
US Treasury Notes 1.25% 3/31/2028	1.41 to 2.96	39,508,000	35,997,035
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	44,999,000	40,903,388
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	46,609,864
US Treasury Notes 1.25% 6/30/2028	3.04 to 4.16	147,635,000	133,632,743
US Treasury Notes 1.25% 8/15/2031	1.50 to 4.49	240,266,000	199,983,903
US Treasury Notes 1.25% 9/30/2028	1.43 to 3.65	107,838,000	96,957,314
US Treasury Notes 1.375% 10/31/2028	3.96 to 4.27	53,300,000	48,072,019
US Treasury Notes 1.375% 11/15/2031	2.83 to 3.44	58,246,000	48,576,254
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	21,286,488
US Treasury Notes 1.375% 8/31/2026	3.99 to 4.10	132,600,000	126,306,679
US Treasury Notes 1.5% 1/31/2027	1.84 to 3.89	129,900,000	122,765,648
US Treasury Notes 1.5% 11/30/2028	3.09	67,400,000	60,957,508
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	27,059,349
US Treasury Notes 1.5% 8/15/2026	1.93 to 4.06	102,770,000	98,209,581
US Treasury Notes 1.625% 10/31/2026	0.57 to 1.73	87,777,000	83,689,883
US Treasury Notes 1.625% 11/30/2026	1.12	9,625,000	9,158,789
US Treasury Notes 1.625% 2/15/2026	2.63 to 3.07	29,244,000	28,334,694
US Treasury Notes 1.625% 5/15/2031	1.29 to 4.41	236,193,000	202,950,680
US Treasury Notes 1.625% 8/15/2029	2.67 to 4.34	121,862,000	109,228,337
US Treasury Notes 1.625% 9/30/2026	3.82 to 4.59	75,600,000	72,203,906
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	69,823,965
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	19,658,110
US Treasury Notes 1.75% 12/31/2026	3.64	39,400,000	37,522,344
US Treasury Notes 1.875% 2/15/2032	2.48 to 4.34	93,300,000	80,168,519
US Treasury Notes 1.875% 2/28/2027	3.07	28,700,000	27,300,875
US Treasury Notes 1.875% 2/28/2029	3.08	2,900,000	2,650,102
US Treasury Notes 1.875% 6/30/2026	3.27	30,005,000	28,933,728
US Treasury Notes 1.875% 7/31/2026	1.46 to 2.99	63,142,000	60,776,641
US Treasury Notes 2% 11/15/2026	0.49	30,050,000	28,828,045
US Treasury Notes 2.125% 5/31/2026	2.91 to 4.02	37,900,000	36,733,391
US Treasury Notes 2.25% 11/15/2025	2.75 to 2.80	7,023,000	6,883,912
US Treasury Notes 2.25% 11/15/2027	3.22 to 4.33	22,300,000	21,147,543
US Treasury Notes 2.25% 2/15/2027	2.40 to 3.18	44,880,000	43,088,306
US Treasury Notes 2.25% 8/15/2027	3.34	15,984,000	15,226,009
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	113,600,000	105,825,500
US Treasury Notes 2.375% 4/30/2026	0.46	9,000	8,768
US Treasury Notes 2.375% 5/15/2027	0.55 to 2.98	7,901,000	7,576,936
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	151,530,257
US Treasury Notes 2.5% 2/28/2026	0.72 to 2.46	2,000	1,956
US Treasury Notes 2.625% 1/31/2026	2.41 to 4.02	28,504,000	27,960,643
US Treasury Notes 2.625% 12/31/2025	4.77	83,200,000	81,708,250
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	76,744,000	72,385,180
US Treasury Notes 2.625% 5/31/2027	3.71	40,400,000	38,954,438
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	27,759,250
US Treasury Notes 2.75% 2/15/2028	0.64 to 2.99	86,418,200	82,897,333
US Treasury Notes 2.75% 4/30/2027	2.94	21,100,000	20,431,559
US Treasury Notes 2.75% 5/31/2029	2.88 to 4.52	92,800,000	87,667,000
US Treasury Notes 2.75% 7/31/2027	4.10 to 4.50	30,800,000	29,725,609
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.14	97,700,000	88,678,016
US Treasury Notes 2.875% 11/30/2025	3.96	9,200,000	9,067,247
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	70,720,688
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	50,675,662
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.10	183,300,000	168,356,753
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	88,928,770
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	25,558,831
US Treasury Notes 3.125% 8/31/2027	3.27 to 4.08	49,400,000	48,116,758
US Treasury Notes 3.125% 8/31/2029	3.81 to 4.48	45,733,900	43,806,287
US Treasury Notes 3.25% 6/30/2027	2.90 to 3.56	46,500,000	45,510,059
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	33,082,082
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.91	104,900,000	98,933,813
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	46,554,683
US Treasury Notes 3.5% 2/15/2033	3.48 to 3.92	59,400,000	56,643,469
US Treasury Notes 3.625% 3/31/2030	4.31	31,600,000	30,872,953
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.22	21,000,000	20,370,000
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	84,600,000	83,076,539
US Treasury Notes 3.875% 1/15/2026	3.97	34,100,000	33,937,492
US Treasury Notes 3.875% 10/15/2027	4.12	68,200,000	67,747,110
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,455,820
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,078,508
US Treasury Notes 3.875% 12/31/2029	3.56 to 3.63	53,300,000	52,737,851
US Treasury Notes 3.875% 8/15/2033	4.10 to 4.57	81,800,000	79,949,914
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	101,600,000	99,004,465
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,850,809
US Treasury Notes 4% 1/15/2027	4.39	76,700,000	76,427,355
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,393,765
US Treasury Notes 4% 1/31/2031	4.19 to 4.28	113,000,000	112,218,711
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,151,000
US Treasury Notes 4% 12/15/2025	3.88 to 4.24	53,800,000	53,607,917
US Treasury Notes 4% 2/15/2026	4.19	82,200,000	81,901,383
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	97,000,000	95,537,422
US Treasury Notes 4% 6/30/2028	4.41	42,000,000	41,837,578
US Treasury Notes 4% 7/31/2030	4.02 to 4.35	57,300,000	56,964,258
US Treasury Notes 4.125% 10/31/2026 (c)	4.16	82,500,000	82,383,984
US Treasury Notes 4.125% 10/31/2029	4.15	36,300,000	36,353,883
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	37,300,000	37,282,516
US Treasury Notes 4.125% 11/15/2027	4.11	51,900,000	51,916,219
US Treasury Notes 4.125% 11/15/2032	3.88 to 4.34	45,600,000	45,535,875
US Treasury Notes 4.125% 11/30/2029	4.08	57,200,000	57,213,407
US Treasury Notes 4.125% 2/15/2027	4.30	8,700,000	8,690,484
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	51,706,059
US Treasury Notes 4.25% 11/15/2034	4.19	28,400,000	28,528,688
US Treasury Notes 4.25% 12/31/2025	4.64	12,700,000	12,684,128
US Treasury Notes 4.25% 2/28/2031	4.19 to 4.32	10,600,000	10,668,320
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	21,781,348
US Treasury Notes 4.375% 12/15/2026	4.44 to 4.50	32,800,000	32,915,312
US Treasury Notes 4.375% 5/15/2034	4.05 to 4.49	106,400,000	107,846,375
US Treasury Notes 4.5% 11/15/2025	4.27	6,700,000	6,707,485
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	111,800,000	114,363,539
US Treasury Notes 4.5% 5/15/2027	4.55 to 4.68	3,000,000	3,024,023
US Treasury Notes 4.5% 5/31/2029	3.93	81,900,000	83,240,473
US Treasury Notes 4.625% 10/15/2026	4.06	25,700,000	25,889,738
US Treasury Notes 4.625% 4/30/2029	4.72	34,600,000	35,314,976
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,233,187
US Treasury Notes 4.625% 9/30/2030	4.11 to 4.33	2,900,000	2,974,652
US Treasury Notes 5% 10/31/2025	4.42	15,900,000	15,983,475
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,027,462,758)			10,516,329,037

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.64	42,958,678	42,967,270
Fidelity Securities Lending Cash Central Fund (d)(e)	4.64	88,438,929	88,447,773
TOTAL MONEY MARKET FUNDS (Cost $131,415,043)			131,415,043

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,158,877,801)	10,647,744,080
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,364,172)
NET ASSETS - 100.0%	10,639,379,908

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	202,074,752	1,104,533,707	1,263,641,292	1,941,301	103	-	42,967,270	0.1%
Fidelity Securities Lending Cash Central Fund	117,899,759	1,574,052,510	1,603,504,496	57,446	-	-	88,447,773	0.3%
Total	319,974,511	2,678,586,217	2,867,145,788	1,998,747	103	-	131,415,043

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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